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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664


                   	   Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                       Pioneer Cullen Value Fund
                    SCHEDULE OF INVESTMENTS  9/30/08

Shares                                                       Value
               COMMON STOCKS - 89.9 %
               Energy - 7.1 %
               Integrated Oil & Gas - 1.1 %
1,325,700      Gazprom  (A.D.R.) *                       $ 41,030,415
               Oil & Gas Drilling - 2.8 %
1,790,950      ENSCO International, Inc. (b)             $103,212,449
               Oil & Gas Exploration & Production - 3.2 %
1,266,650      Devon Energy Corp.                        $115,518,480
               Total Energy                              $259,761,344
               Materials - 3.7 %
               Construction Materials - 1.0 %
2,155,889      Cemex SA (A.D.R.) * (b)                   $ 37,124,409
               Diversified Metals & Mining - 1.9 %
4,090,983      Anglo American Plc (b)                    $ 68,442,146
               Forest Products - 0.8 %
508,800        Weyerhaeuser Co.                          $ 30,823,104
               Total Materials                           $136,389,659
               Capital Goods - 12.0 %
               Aerospace & Defense - 5.9 %
2,049,000      Raytheon Co.                              $109,641,990
1,789,800      United Technologies Corp.                  107,495,388
                                                         $217,137,378
               Industrial Conglomerates - 3.0 %
1,585,050      3M Co.                                    $108,274,766
               Industrial Machinery - 3.1 %
2,030,350      ITT Corp.                                 $112,907,764
               Total Capital Goods                       $438,319,908
               Transportation - 4.0 %
               Air Freight & Couriers - 1.8 %
847,700        FedEx Corp. (b)                           $ 67,002,208
               Railroads - 2.2 %
952,950        Canadian National Railway Co.             $ 45,579,599
603,850        Canadian Pacific Railway, Ltd. (b)          32,523,361
                                                         $ 78,102,960
               Total Transportation                      $145,105,168
               Automobiles & Components - 1.6 %
               Auto Parts & Equipment - 1.6 %
1,737,500      BorgWarner, Inc. (b)                      $ 56,937,875
               Total Automobiles & Components            $ 56,937,875
               Media - 3.3 %
               Movies & Entertainment - 3.3 %
3,917,400      The Walt Disney Co. (b)                   $120,225,006
               Total Media                               $120,225,006
               Retailing - 0.8 %
               Home Improvement Retail - 0.8 %
1,070,070      Home Depot, Inc.                          $ 27,704,112
               Total Retailing                           $ 27,704,112
               Food, Beverage & Tobacco - 17.5 %
               Agricultural Products - 2.4 %
797,500        Archer Daniels Midland Co. (b)            $ 17,473,225
1,088,200      Bunge, Ltd. (b)                             68,752,476
                                                         $ 86,225,701
               Distillers & Vintners - 2.0 %
1,049,000      Diageo Plc (A.D.R.) (b)                   $ 72,234,140
               Packaged Foods & Meats - 13.1 %
1,868,500      General Mills, Inc. (b)                   $128,403,320
4,050,600      Kraft Foods, Inc.                          132,657,150
2,373,500      Nestle SA (A.D.R.) (b)                     101,763,813
4,232,550      Unilever NV                                119,188,608
                                                         $482,012,891
               Total Food, Beverage & Tobacco            $640,472,732
               Household & Personal Products - 3.5 %
               Household Products - 3.5 %
1,968,600      Kimberly-Clark Corp. (b)                  $127,644,024
               Total Household & Personal Products       $127,644,024
               Pharmaceuticals & Biotechnology - 8.9 %
               Pharmaceuticals - 8.9 %
2,606,200      Eli Lilly & Co.                           $114,750,986
1,840,950      GlaxoSmithKline Plc                         80,007,687
1,911,600      Johnson & Johnson                          132,435,648
                                                         $327,194,321
               Total Pharmaceuticals & Biotechnology     $327,194,321
               Diversified Financials - 7.7 %
               Investment Banking & Brokerage - 1.5 %
2,105,800      Merrill Lynch & Co., Inc. (b)             $ 53,276,740
               Diversified Financial Services - 6.2 %
2,390,550      Bank of America Corp. (b)                 $ 83,669,250
3,107,050      J.P. Morgan Chase & Co.                    145,099,235
                                                         $228,768,485
               Total Diversified Financials              $282,045,225
               Insurance - 7.2 %
               Life & Health Insurance - 3.6 %
2,376,400      MetLife, Inc. (b)                         $133,078,400
               Property & Casualty Insurance - 3.6 %
2,401,800      Chubb Corp.                               $131,858,820
               Total Insurance                           $264,937,220
               Software & Services - 3.6 %
               Systems Software - 3.6 %
6,439,000      Oracle Corp. * (b)                        $130,776,090
               Total Software & Services                 $130,776,090
               Technology Hardware & Equipment - 5.4 %
               Communications Equipment - 1.4 %
2,819,800      Nokia Corp. (A.D.R.)                      $ 52,589,270
               Computer Hardware - 3.3 %
2,568,000      Hewlett-Packard Co.                       $118,744,320
               Technology Distributors - 0.7 %
1,013,800      Arrow Electronics, Inc. *                 $ 26,581,836
               Total Technology Hardware & Equipment     $197,915,426
               Telecommunication Services - 3.9 %
               Integrated Telecommunication Services - 3.9 %
2,530,450      AT&T Corp.                                $ 70,650,161
2,224,250      Verizon Communications, Inc.                71,376,183
                                                         $142,026,344
               Total Telecommunication Services          $142,026,344
               TOTAL COMMON STOCKS
Principal      (Cost  $3,476,606,207)                    $3,297,454,454
Amount
               Temporary Cash Investments - 17.6 %
               Repurchase Agreement - 9.8 %
69,275,000     Bank of America, 0.5%, dated 9/30/08, repurchase price
               of $69,275,000 plus accrued interest on 10/1/08 collateralized by the following:

               $32,659,467 U.S. Treasury Bill, 0.0%, 1/15/09
               $36,215,686 U.S. Treasury Note, 3.875%, 5/$ 69,275,000

69,275,000     Bank of America, 1.80%, dated 9/30/08, rep
               of $69,275,000 plus accrued interest on 10/1/08 collateralized by $76,620,690 Freddie Mac Giant, 5.5%, 1/1/38 69,275,000

71,780,000     Barclays Plc, 2.25%, dated 9/30/08, repurc
               of $71,780,000 plus accrued interest on 10/1/08 collateralized by the following:

               $87,836,231 Federal National Mortgage Association, 5.0%, 3/1/21 -2/1/36
               $10,666,322 Freddi Mac Giant, 5.0%, 8/1/36  71,780,000

71,780,000     Deutsche Bank, 2.25%, dated 9/30/08, repur
               of $71,780,000 plus accrued interest on 10/1/08 collateralized by the following:

               $31,880,480 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
               $1,252,064 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37 $3,849,535 Federal National Mortgage Association (ARM), 4.574-
5.502%, 10/1/15-5/1/36
               $67,769,155 Federal National Mortgage Assoc 71,780,000

76,775,000     JP Morgan Chase & Co., 1.70%, dated 9/30/0
               of $76,775,000 plus accrued interest on 10/1/08 collateralized by
               $87,215,923 Federal National Mortgage Assoc 76,775,000
                                                         $358,885,000
               Security Lending Collateral - 7.8%
               Certificates of Deposit:
4,965,033      Citibank, 2.73%, 10/30/08                 $  4,965,033
4,965,033      Abbey National Plc, 3.15%, 8/13/09           4,965,033
4,967,385      Banco Santander NY, 3.09%, 12/22/08          4,967,385
4,963,858      Bank of Nova Scotia, 3.18%, 5/5/09           4,963,858
1,786,873      Bank of Scotland NY, 2.89%, 11/4/08          1,786,873
7,928,827      Bank of Scotland NY, 3.03%, 6/5/09           7,928,827
8,937,059      Barclays Bank, 3.18%, 5/27/09                8,937,059
9,930,066      BNP Paribas NY,  2.72% 11/3/08               9,930,066
991,669        Calyon NY, 2.69%, 1/16/09                      991,669
584,991        Calyon NY, 2.69%, 1/16/09                      584,991
8,937,059      DNB NOR Bank ASA NY, 2.9%, 6/8/09            8,937,059
9,095,940      Intesa SanPaolo S.p.A., 2.72%, 5/22/09       9,095,940
574,428        NORDEA NY, 2.72%, 4/9/09                       574,428
476,318        NORDEA NY, 2.73%, 12/1/08                      476,318
7,447,549      Royal Bank of Canada NY, 3.0%, 8/7/09        7,447,549
4,965,033      Bank of Scotland NY, 3.06%, 3/5/09           4,965,033
2,979,573      Bank of Scotland NY, 2.96%, 11/3/08          2,979,573
9,930,066      Societe Generale, 3.28%, 9/4/09              9,930,066
991,563        Skandinavian Enskilda Bank NY, 3.06%, 2/13/    991,563
8,937,059      Svenska Bank NY, 2.7%, 7/8/09                8,937,059
2,979,020      Toronto Dominion Bank NY, 2.75%, 11/5/08     2,979,020
4,965,033      Wachovia Corp., 2.79%, 10/30/08              4,965,033
992,515        Wachovia Corp., 2.85%, 10/28/08                992,515
                                                         $113,291,951
               Commercial Paper:
9,751,325      American Honda Finance Corp., 2.92%, 7/14/$  9,751,325
9,904,675      ANZ Bank, 2.64%, 11/5/08                     9,904,675
9,930,066      Commonwealth Bank Australia, 3.02%, 7/16/09  9,930,066
989,906        Dexdel, 2.7%, 11/10/08                         989,906
9,882,451      JP Morgan Chase & Co., 1.42%, 12/3/08        9,882,451
990,431        Met Life, Inc., 2.7%, 11/3/08                  990,431
2,978,780      John Deere Capital Corp., 2.82%, 12/12/08    2,978,780
9,930,066      HSBC USA, Inc., 3.2%, 8/14/09                9,930,066
9,930,066      Monumental Global Funding, Ltd., 3.2%, 8/17  9,930,066
8,937,059      New York Life Global, 2.98%, 9/4/09          8,937,059
945,429        Bank Bovespa NY, 2.79%, 3/12/09                945,429
4,468,010      General Electric Capital Corp., 4.24%, 1/5/  4,468,010
4,963,854      General Electric Capital Corp., 2.82%, 3/16  4,963,854
4,965,033      CME Group, Inc., 3.0%, 8/6/09                4,965,033
1,836,489      IBM, 3.18%, 2/13/09                          1,836,489
4,965,033      IBM, 3.18%, 6/26/09                          4,965,033
8,937,059      Met Life Global Funding, 3.19%, 6/12/09      8,937,059
4,962,571      Macquarie Bank, Ltd., 2.55%, 10/8/08         4,962,571
4,962,571      Macquarie Bank, Ltd., 2.55%, 10/8/08         4,962,571
9,930,066      U.S. Bank, 2.912%, 8/24/09                   9,930,066
8,440,556      Westpac Banking Corp., 3.74%, 6/1/09         8,440,556
                                                         $132,601,495
               Tri-party Repurchase Agreements:
19,860,132     ABN Amro, 1.85%, 10/1/08                  $ 19,860,132
11,116,709     Barclays Capital Markets, 2.11%, 9/2/08     11,116,709
8,269,362      Deutsche Bank, 2.0%, 10/1/08                 8,269,362
                                                         $ 39,246,202
               Other:
1,100,523      ABS CFAT 2008-A A1, 3.005%, 4/27/09       $  1,100,523
               Total Securities Lending Collateral       $286,240,171

               Total Temporary Cash Investments
               (Cost  $645,125,171)                      $645,125,171

               TOTAL INVESTMENT IN SECURITIES - 107.4%
               (Cost  $4,121,731,378)                    $3,942,579,625

               OTHER ASSETS AND LIABILITIES (7.4)%       $(272,685,670)

               TOTAL NET ASSETS - 100.0%                 $3,669,893,955

(A.D.R.)       American Depositary Receipt.

*              Non-income producing security.

(a) At September 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $4,121,731,378 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost   $  395,198,649

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value      (574,350,402)

               Net unrealized loss                         $ (179,151,753)

(b)          At September 30, 2008, the following securities were out on loan:

Shares                        Description                      Value
25,300         Anglo American Plc                        $    423,269
30,000         Archer Daniels Midland Co.                     657,300
123,000        Bank of America Corp.                        4,305,000
5,000          BorgWarner, Inc.                               163,850
1,077,100      Bunge, Ltd.                                 68,051,178
465,400        Canadian Pacific Railway, Ltd.              25,066,444
1,776,300      Cemex SA (A.D.R.) *                         30,587,886
8,700          Diageo Plc (A.D.R.)                            599,082
84,000         ENSCO International, Inc.                    4,840,920
83,300         FedEx Corp.                                  6,584,032
1              General Mills, Inc.                                 69
500            Kimberly-Clark Corp.                            32,420
464,500        Merrill Lynch & Co., Inc.                   11,751,850
109,300        MetLife, Inc.                                6,120,800
428,600        Nestle SA (A.D.R.)                          18,378,368
100,000        Oracle Corp. *                               2,031,000
922,300        The Walt Disney Co.                         28,305,387
               Total                                     $207,898,855

               FAS 157 Footnote Disclosures
               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of September
                   30, 2008, in valuing the Fund's assets:

Valuation Inputs                              Investments    Other Financial
                                              in Securities     Instruments
Level 1 - Quoted Prices                        $3,297,454,454      0
Level 2 - Other Significant Observable Inputs    645,125,171       0
Level 3 - Significant Unobservable Inputs           0              0
Total                                          $3,942,579,625      0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.